Significant accounting policies - Additional Information (Details)		12 Months Ended
	Dec. 13, 2022	Jun. 30, 2024 day cash_generating_unit
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of options vest on first anniversary of grant		25.00%
Periodic vesting period for remaining percentage of options until fourth anniversary of commencement date		3 months
Number of redeemable share for equal common share (in shares)	1
Intangible assets useful life		3 years
Number of cash generating unit | cash_generating_unit		1
RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
Number of trading days | day		5
PSU | Market Based Performance Targets
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		100.00%
PSU | Non-Market Based Performance Targets
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		50.00%
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contractual term		1 month
Minimum | PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		0.00%
Minimum | PSU | Market Based Performance Targets
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		50.00%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contractual term		7 years
Maximum | PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		150.00%